SHAREHOLDERS' DEFICIENCY (Summary of Options Granted to Non-Employees) (Details) - Non-Employees [Member] - $ / shares		Nov. 08, 2016	Dec. 01, 2015	Oct. 20, 2015		Mar. 01, 2015	Jul. 24, 2014	Apr. 08, 2014		Dec. 29, 2013	Sep. 08, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options		9,601	11,210	12,456		57,779	2,492	9,158		3,511
Exercise price		$ 0.01	$ 5.46		[1]	$ 5.46	$ 5.46		[1]	$ 4.01
Expiration date		Nov. 08, 2026	Dec. 01, 2025	Oct. 20, 2025		Mar. 01, 2025	Jul. 24, 2024	Apr. 08, 2024		Dec. 29, 2023
September 8, 2013 One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options											17,080
Exercise price											$ 4.01
Expiration date											Sep. 08, 2023
September 8, 2013 Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options											2,340
Exercise price	[1]
Expiration date											Sep. 08, 2023

[1]	Represents an amount lower than $1.